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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31, 2016

Date of reporting period:	May 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

WST ASSET MANAGER - U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS —99.2%	Shares	Value

Guggenheim S&P 500® Equal Weight Consumer Staples ETF	14,120	$1,720,946
Guggenheim S&P 500® Equal Weight Industrials ETF	19,935	1,779,597
Guggenheim S&P 500® Equal Weight Technology ETF	18,100	1,728,550
Guggenheim S&P 500® Equal Weight Utilities ETF	20,700	1,709,613
iShares 3-7 Year Treasury Bond ETF	35,200	4,407,744
iShares Core U.S. Aggregate Bond ETF	39,850	4,411,395
SPDR® Gold Shares (a)	11,450	1,328,658
Total Exchange-Traded Funds (Cost $16,941,113)		$17,086,503

MONEY MARKET FUNDS — 0.7%	Shares	Value

Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.24% (b)	41,768	$41,768
First American Treasury Obligations Fund - Class Z, 0.18% (b)	40,539	40,539
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.24% (b)	40,540	40,540
Total Money Market Funds (Cost $122,847)		$122,847

Total Investments at Value — 99.9% (Cost $17,063,960)		$17,209,350

Other Assets in Excess of Liabilities — 0.1%		18,774

Net Assets — 100.0%		$17,228,124

(a)	Non-income producing.
(b)	The rate shown is the 7-day effective yield as of May 31, 2016.

See accompanying notes to Schedules of Investments.

WST ASSET MANAGER - U.S. BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS — 32.3%	Shares	Value

Guggenheim BulletShare 2018 High Yield Corporate Bond ETF	79,570	$1,968,562
iShares iBoxx $ High Yield Corporate Bond ETF	90,525	7,568,795
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	30,740	2,952,884
SPDR® Barclays High Yield Bond ETF	214,825	7,568,285
Total Exchange-Traded Funds (Cost $18,859,327)		$20,058,526

OPEN-END MUTUAL FUNDS — 61.3%	Shares	Value

AB High Income Fund, Inc.	773,851	$6,453,913
Franklin High Income Fund - Advisor Class	3,934,803	6,846,557
Hartford High Yield Fund (The) - Class I	368,916	2,619,303
Henderson High Yield Opportunities Fund - Class I	54,868	513,016
Janus High-Yield Fund - Class I	677,743	5,530,383
MFS® Global High Yield Fund - Class I	668,694	3,972,043
Principal High Yield Fund - Institutional Class	846,821	5,902,345
Vanguard High-Yield Corporate Fund - Admiral Shares	1,103,451	6,267,602
Total Open-End Mutual Funds (Cost $36,215,928)		$38,105,162

PREFERRED STOCKS — 1.0%	Shares	Value

HSBC Holdings plc, 8.125% (Cost $624,178)	24,000	$650,640

MONEY MARKET FUNDS — 5.4%	Shares	Value

Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.24% (a)	1,141,689	$1,141,689
First American Treasury Obligations Fund - Class Z, 0.18% (a)	1,108,109	1,108,109
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.24% (a)	1,108,109	1,108,109
Total Money Market Funds (Cost $3,357,907)		$3,357,907

Total Investments at Value — 100.0% (Cost $59,057,340)		$62,172,235

Other Assets in Excess of Liabilities — 0.0% (b)		12,562

Net Assets — 100.0%		$62,184,797

(a)	The rate shown is the 7-day effective yield as of May 31, 2016.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS May 31, 2016 (Unaudited)

1.	Securities Valuation

Portfolio securities of WST Asset Manager – U.S. Equity Fund and WST Asset Manager – U.S. Bond Fund (collectively, the “Funds” and individually, a “Fund”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value of the Funds’ assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded. The Funds normally use third party pricing services to obtain market quotations. To the extent a Fund is invested in other open-end investment companies that are registered under the Investment Company Act of 1940 and are not traded on a market, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing. Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies established by, and under the direction of, the Funds’ Board of Trustees. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Funds’ NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to calculation of the Funds’ NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. Fair value securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2016:

WST Asset Manager - U.S. Equity Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,086,503	$-	$-	$17,086,503
Money Market Funds	122,847	-	-	122,847
Total	$17,209,350	$-	$-	$17,209,350

WST Asset Manager - U.S. Bond Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$20,058,526	$-	$-	$20,058,526
Open-End Mutual Funds	38,105,162	-	-	38,105,162
Preferred Stocks	650,640	-	-	650,640
Money Market Funds	3,357,907	-	-	3,357,907
Total	$62,172,235	$-	$-	$62,172,235

As of May 31, 2016, the Funds did not have any transfers into and out of any Level. The Funds did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2016:

	WST Asset Manager - U.S. Equity Fund	WST Asset Manager - U.S. Bond Fund
Tax cost of portfolio investments	$17,063,960	$59,057,343
Gross unrealized appreciation	$179,501	$3,116,630
Gross unrealized depreciation	(34,111)	(1,738)
Net unrealized appreciation	$145,390	$3,114,892

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the WST Asset Manager – U.S. Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e., exchange-traded funds (“ETFs”), open-end mutual funds and money market mutual funds). The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies. As of May 31, 2016, iShares Core U.S. Aggregate Bond ETF and iShares 3-7 Year Treasury Bond ETF each represented 25.6% of WST Asset Manager – U.S. Equity Fund’s net assets. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of May 31, 2016, WST Asset Manager – U.S. Equity Fund had 99.2% of the value of its net assets invested in ETFs and WST Asset Manager – U.S. Bond Fund had 61.3% and 32.3% of the value of its net assets invested in open-end mutual funds and ETFs, respectively.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	July 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	July 20, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 20, 2016

* Print the name and title of each signing officer under his or her signature.